Other Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2027
Equity Securities without Readily Determinable Fair Value [Line Items]
Investments in certain limited partnerships	$ 15,800
Investment Company, Net Assets [Roll Forward]
Limited partnership investments, beginning of period	13,449	$ 0
Additions from merger	0	12,803
Capital contributions	1,035	737
Pro-rata share in the net income of limited partnerships	2,337	(91)
Distributions	(1,026)	0
Limited partnership investments, end of period	$ 15,795	$ 13,449
Forecast
Equity Securities without Readily Determinable Fair Value [Line Items]
Additional investment			$ 2,200
Certain Limited Partnerships | Minimum
Equity Securities without Readily Determinable Fair Value [Line Items]
Partnership interest (as a percentage)	3.00%
Certain Limited Partnerships | Maximum
Equity Securities without Readily Determinable Fair Value [Line Items]
Partnership interest (as a percentage)	5.00%